Stockholders' Equity (Deficit) - Restricted Stock, Restricted Stock Units and Early-exercised Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock and Early-exercised Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares, beginning balance	487,000	432,000	644,000	0
Granted - Aggregate intrinsic value		$ 6,962
Granted		430,000		1,244,000
Vested	(215,000)	(375,000)	(212,000)	(600,000)
Non-vested shares, ending balance	272,000	487,000	432,000	644,000
Non-vested shares - Weighted-average grant date fair value	$ 11.03	$ 2.44	$ 2.44	$ 0.00
Granted - Weighted-average grant date fair value		$ 16.19		$ 1.68
Vested - Weighted-average grant date fair value				$ 0.98
Non-vested shares - Weighted-average grant date fair value	$ 13.76	$ 11.03	$ 2.44	$ 2.44
Non-vested shares - Aggregate intrinsic value	7,628	5,274	711	0
Non-vested shares - Aggregate intrinsic value	$ 25,424	$ 7,628	$ 5,274	$ 711
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares, beginning balance	270,000
Granted	5,147,000			270,000
Vested	(1,517,000)
Non-vested shares, ending balance	3,900,000
Non-vested shares - Weighted-average grant date fair value	$ 1.52
Granted - Weighted-average grant date fair value	$ 17.39
Vested - Weighted-average grant date fair value	$ 18.41
Non-vested shares - Weighted-average grant date fair value	$ 16.01